DEFERRED REVENUE	12 Months Ended
Mar. 31, 2021
DEFERRED REVENUE.
DEFERRED REVENUE

14.DEFERRED REVENUE

	As at	As at
	March 31, 2021	March 31, 2020
Balance, beginning of year	$852	$43,228
Additions to deferred revenue	10,963	7,499
Revenue recognized during the year	(7,360)	(10,726)
Foreign exchange impact	(2,968)	352
Liabilities classified as held for sale/sold	(79)	(39,501)
Balance, end of year	$1,408	$852

U.K. operations recorded substantially all of its revenue within deferred revenue. The change for 2020 was substantially related to operations sold during the year.